Capital and Reserves - Summary Of Authorized Share Capital (Detail) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2026	Jun. 25, 2026	Dec. 31, 2025
Disclosure of authorized capital [line item]
Total Shares	39,345,000		39,345,000
Par value per share		€ 2.4
Authorized share capital amount	€ 153,400		€ 153,400
Class A ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	36,525,000		36,525,000
Par value per share	€ 2.4		€ 2.4
Authorized share capital amount	€ 87,660		€ 87,660
Class B ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares	2,011,500		2,011,500
Par value per share	€ 24		€ 24
Authorized share capital amount	€ 48,276		€ 48,276
Conversion shares [member]
Disclosure of authorized capital [line item]
Total Shares	808,500		808,500
Par value per share	€ 21.6		€ 21.6
Authorized share capital amount	€ 17,464		€ 17,464